CONDENSED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015 [1]	Mar. 31, 2014
Current assets:
Cash and cash equivalents	$ 6,084	$ 7,521	$ 1,430
Accounts receivable	192	88	148
Prepaid expenses and other current assets	165	91	183
Deferred financing costs			162
Investments			378
Total current assets	6,441	7,700	2,301
Property and equipment, net	107	106	130
Intangible assets, net	441	501	1,281
Goodwill	603	603	603
Investments	818	399	0
Total assets	8,410	9,309	4,315
Current liabilities:
Accounts payable and accrued expenses	420	529	255
Promissory note payable and interest, current	208	208	0
Deferred revenue	210	104	108
Liabilities of discontinued operations			5
Total current liabilities	838	841	368
Deferred tax liability	172	195	500
Promissory notes payable	333	325	509
Other long-term liabilities	12	12	13
Total liabilities	$ 1,355	$ 1,373	1,390
Commitments and contingencies (Note 6)
Stockholders' equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized; none issued and outstanding	$ 0	$ 0	0
Common stock, $0.01 par value; 50,000,000 shares authorized; 10,487,373 and 10,469,120 shares issued and outstanding as of June 30, 2015 and March 31, 2015, respectively	105	105	20
Additional paid-in capital	141,129	141,084	130,994
Accumulated other comprehensive income	419	0
Accumulated deficit	(134,598)	(133,253)	(128,089)
Total stockholders' equity	7,055	7,936	2,925
Total liabilities and stockholders' equity	$ 8,410	$ 9,309	$ 4,315

[1]	Derived from the Company's audited consolidated financial statements.